Revenues by Product Lines (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Products and licenses		$ 572,964	$ 555,792	$ 520,312
Subscriptions		389,885	318,624	265,021
Software updates and maintenance		778,452	755,422	710,483
Total revenues		1,741,301	1,629,838	1,495,816
Network Security Gateways
Revenue from External Customer [Line Items]
Products and licenses		516,254	485,778	469,097
Subscriptions		389,885	318,624	265,021
Other
Revenue from External Customer [Line Items]
Products and licenses	[1]	$ 56,710	$ 70,014	$ 51,215

[1]	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.